[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05348
THE THAI FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Thai Fund, Inc.
Third Quarter Report

September 30, 2006 (unaudited)

Portfolio of Investments

		Value
	Shares	(000)
THAI INVESTMENT PLAN (93.0%)
THAI COMMON STOCKS (92.9%)
(Unless Otherwise Noted)
Beverages (0.9%)
Serm Suk PCL	2,252,600	$1,169
Building Products (0.6%)
Dynasty Ceramic PCL	2,335,500	889
Capital Markets (1.4%)
Kim Eng Securities Thailand PCL	3,619,300	1,956
Chemicals (1.1%)
Aromatics Thailand PCL	1,692,600	1,498
Commercial Banks (23.0%)
Bangkok Bank PCL	3,453,050	9,836
Bank of Ayudhya PCL	11,600,200	5,311
Kasikornbank PCL	3,376,700	6,023
Krung Thai Bank PCL	8,002,600	2,428
Siam Commercial Bank PCL	5,167,100	8,253
		31,851
Construction & Engineering (1.0%)
CH. Karnchang PCL	3,587,300	797
Sino Thai Engineering & Construction PCL	3,926,000	508
		1,305
Construction Materials (8.5%)
Siam Cement PCL	1,855,400	11,755
Consumer Finance (0.3%)
Krungthai Card PCL	742,200	405
Diversified Telecommunication Services (2.4%)
True Corp. PCL (a)	13,391,300	3,351
Food & Staples Retailing (1.4%)
Siam Makro PCL	1,087,600	1,983
Household Durables (6.5%)
Asian Property Development PCL	39,318,400	4,019
Golden Land Property PCL (a)	4,976,500	934
Lalin Property PCL	6,141,800	772
Land & Houses PCL	16,068,300	3,101
Quality House PCL	6,852,000	201
		9,027
Independent Power Producers & Energy Traders (2.7%)
Electricity Generating PCL	1,752,100	3,732
Insurance (0.9%)
Bangkok Insurance PCL	228,065	1,275
Marine (4.3%)
Precious Shipping PCL	2,778,000	3,014
Thoresen Thai Agencies PCL	4,499,200	2,922
		5,936
Multiline Retail (1.9%)
Big C Supercenter PCL	2,605,700	2,636
Oil, Gas & Consumable Fuels (22.2%)
Banpu PCL	906,800	3,524
PTT Exploration & Production PCL	2,551,500	7,200
PTT PCL	3,039,900	17,479
Thai Oil PCL	1,527,400	2,440
		30,643
Real Estate (3.2%)
Amata Corp. PCL	9,004,100	3,044
MBK PCL	937,800	1,361
		4,405
Textiles, Apparel & Luxury Goods (0.0%)
Thai Rung Textile Co., Ltd. (a)(b)(c)(e)	958	@—

Transportation Infrastructure (2.0%)
Airports of Thailand PCL	1,822,100	2,813
Wireless Telecommunication Services (8.6%)
Advanced Info Service PCL	4,955,100	11,872
TOTAL THAI COMMON STOCKS (Cost $108,495)		128,501

	No. of
	Warrants
WARRANTS (0.1%)
Commercial Banks (0.0%)
Quality House PCL, expiring 9/11/08 (a)	1,370,400	9
Construction & Engineering (0.1%)
Sino Thai Engineering & Construction PCL, expiring 4/18/08 (a)	1,973,983	122
TOTAL WARRANTS (Cost $@—)		131

	No. of
	Rights
RIGHTS (0.0%)
Diversified Telecommunication Services (0.0%)
True Corp. PCL (Cost $@—) (a)(b)(e)	721,421	@—
TOTAL THAI INVESTMENT PLAN (93.0%) (Cost $108,495)		128,632

	Face
	Amount
	(000)
SHORT-TERM INVESTMENT (0.4%)
Repurchase Agreement (0.4%)
J.P. Morgan Securities, Inc., 5.25%, dated 9/29/06, due 10/2/06 repurchase price $543 (Cost $543) (d)	$543	543
TOTAL INVESTMENTS + (93.4%) (Cost $109,038)		129,175
OTHER ASSETS IN EXCESS OF LIABILITIES (6.6%)		9,071
NET ASSETS (100%)		$138,246

(a)	Non-income producing security.
(b)	Security was valued at fair value — At September 30, 2006, the Fund held fair-valued securities, each valued at less than $500, representing less than 0.05% of net assets.
(c)	Restricted security not registered under the Securities Act of 1933. Acquired 4/89 at a cost of $49,000. At September 30, 2006, this security had a market value of $0, representing 0.0% of net assets.
(d)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corportation, 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/05/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(e)	Security has been deemed illiquid at September 30, 2006.
@	Face Amount/Value is less than $500.
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $109,038,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $20,137,000 of which $29,569,000 related to appreciated securities and $9,432,000 related to depreciated securities.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Thai Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2006